Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2015
Registrant Name	ROYCE FUND
Central Index Key	0000709364
Amendment Flag	false
Document Creation Date	Apr. 29, 2016
Document Effective Date	May 01, 2016
Prospectus Date	May 01, 2016
Royce Small-Cap Leaders Fund | Service Class
Prospectus:
Trading Symbol	RYOHX
Royce Small-Cap Leaders Fund | Investment Class
Prospectus:
Trading Symbol	ROHHX
Royce ISI Prospectus | Royce Dividend Value Fund | Service Class
Prospectus:
Trading Symbol	RYDVX
Royce ISI Prospectus | Royce Dividend Value Fund | Investment Class
Prospectus:
Trading Symbol	RDVIX
Royce ISI Prospectus | Royce Dividend Value Fund | Institutional Class
Prospectus:
Trading Symbol	RDIIX
Royce ISI Prospectus | Royce Global Financial Services Fund | Service Class
Prospectus:
Trading Symbol	RYFSX
Royce ISI Prospectus | Royce Global Financial Services Fund | Institutional Class
Prospectus:
Trading Symbol	RGFIX
Royce ISI Prospectus | Royce Heritage Fund | Service Class
Prospectus:
Trading Symbol	RGFAX
Royce ISI Prospectus | Royce Heritage Fund | Investment Class
Prospectus:
Trading Symbol	RHFHX
Royce ISI Prospectus | Royce International Micro-Cap Fund | Service Class
Prospectus:
Trading Symbol	ROIMX
Royce ISI Prospectus | Royce International Premier Fund | Service Class
Prospectus:
Trading Symbol	RYIPX
Royce ISI Prospectus | Royce International Premier Fund | Investment Class
Prospectus:
Trading Symbol	RIPNX
Royce ISI Prospectus | Royce International Small-Cap Fund | Service Class
Prospectus:
Trading Symbol	RYGSX
Royce ISI Prospectus | Royce International Small-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	RISIX
Royce ISI Prospectus | Royce International Small-Cap Fund | Investment Class
Prospectus:
Trading Symbol	RISNX
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Service Class
Prospectus:
Trading Symbol	RYLPX
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Institutional Class
Prospectus:
Trading Symbol	RLPIX
Royce ISI Prospectus | Royce Low-Priced Stock Fund | Investment Class
Prospectus:
Trading Symbol	RLPHX
Royce ISI Prospectus | Royce Micro-Cap Fund | Investment Class
Prospectus:
Trading Symbol	RYOTX
Royce ISI Prospectus | Royce Micro-Cap Fund | Service Class
Prospectus:
Trading Symbol	RMCFX
Royce ISI Prospectus | Royce Micro-Cap Opportunity Fund | Investment Class
Prospectus:
Trading Symbol	ROSFX
Royce ISI Prospectus | Royce Micro-Cap Opportunity Fund | Service Class
Prospectus:
Trading Symbol	ROSSX
Royce ISI Prospectus | Royce Opportunity Fund | Investment Class
Prospectus:
Trading Symbol	RYPNX
Royce ISI Prospectus | Royce Opportunity Fund | Service Class
Prospectus:
Trading Symbol	RYOFX
Royce ISI Prospectus | Royce Opportunity Fund | Institutional Class
Prospectus:
Trading Symbol	ROFIX
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Investment Class
Prospectus:
Trading Symbol	PENNX
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Service Class
Prospectus:
Trading Symbol	RYPFX
Royce ISI Prospectus | Royce Pennsylvania Mutual Fund | Institutional Class
Prospectus:
Trading Symbol	RPMIX
Royce ISI Prospectus | Royce Premier Fund | Investment Class
Prospectus:
Trading Symbol	RYPRX
Royce ISI Prospectus | Royce Premier Fund | Institutional Class
Prospectus:
Trading Symbol	RPFIX
Royce ISI Prospectus | Royce Premier Fund | Service Class
Prospectus:
Trading Symbol	RPFFX
Royce ISI Prospectus | Royce Small-Cap Value Fund | Institutional Class
Prospectus:
Trading Symbol	RVFIX
Royce ISI Prospectus | Royce Small-Cap Value Fund | Service Class
Prospectus:
Trading Symbol	RYVFX
Royce ISI Prospectus | Royce Small-Cap Value Fund | Investment Class
Prospectus:
Trading Symbol	RVVHX
Royce ISI Prospectus | Royce Smaller-Companies Growth Fund | Institutional Class
Prospectus:
Trading Symbol	RVPIX
Royce ISI Prospectus | Royce Smaller-Companies Growth Fund | Service Class
Prospectus:
Trading Symbol	RYVPX
Royce ISI Prospectus | Royce Smaller-Companies Growth Fund | Investment Class
Prospectus:
Trading Symbol	RVPHX
Royce ISI Prospectus | Royce Special Equity Fund | Investment Class
Prospectus:
Trading Symbol	RYSEX
Royce ISI Prospectus | Royce Special Equity Fund | Institutional Class
Prospectus:
Trading Symbol	RSEIX
Royce ISI Prospectus | Royce Special Equity Fund | Service Class
Prospectus:
Trading Symbol	RSEFX
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Service Class
Prospectus:
Trading Symbol	RSEMX
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Investment Class
Prospectus:
Trading Symbol	RSMCX
Royce ISI Prospectus | Royce Special Equity Multi-Cap Fund | Institutional Class
Prospectus:
Trading Symbol	RMUIX
Royce ISI Prospectus | Royce Total Return Fund | Investment Class
Prospectus:
Trading Symbol	RYTRX
Royce ISI Prospectus | Royce Total Return Fund | Service Class
Prospectus:
Trading Symbol	RYTFX
Royce ISI Prospectus | Royce Total Return Fund | Institutional Class
Prospectus:
Trading Symbol	RTRIX
Royce CRK Prospectus | Royce Dividend Value Fund | Consultant Class
Prospectus:
Trading Symbol	RDVCX
Royce CRK Prospectus | Royce Heritage Fund | Consultant Class
Prospectus:
Trading Symbol	RYGCX
Royce CRK Prospectus | Royce Heritage Fund | R Class
Prospectus:
Trading Symbol	RHFRX
Royce CRK Prospectus | Royce Heritage Fund | K Class
Prospectus:
Trading Symbol	RHFKX
Royce CRK Prospectus | Royce International Premier Fund | Consultant Class
Prospectus:
Trading Symbol	RINPX
Royce CRK Prospectus | Royce International Premier Fund | K Class
Prospectus:
Trading Symbol	RIPKX
Royce CRK Prospectus | Royce International Premier Fund | R Class
Prospectus:
Trading Symbol	RINRX
Royce CRK Prospectus | Royce Low-Priced Stock Fund | R Class
Prospectus:
Trading Symbol	RLPRX
Royce CRK Prospectus | Royce Low-Priced Stock Fund | K Class
Prospectus:
Trading Symbol	RLPKX
Royce CRK Prospectus | Royce Micro-Cap Fund | Consultant Class
Prospectus:
Trading Symbol	RYMCX
Royce CRK Prospectus | Royce Opportunity Fund | Consultant Class
Prospectus:
Trading Symbol	ROFCX
Royce CRK Prospectus | Royce Opportunity Fund | R Class
Prospectus:
Trading Symbol	ROFRX
Royce CRK Prospectus | Royce Opportunity Fund | K Class
Prospectus:
Trading Symbol	ROFKX
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | Consultant Class
Prospectus:
Trading Symbol	RYPCX
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | R Class
Prospectus:
Trading Symbol	RPMRX
Royce CRK Prospectus | Royce Pennsylvania Mutual Fund | K Class
Prospectus:
Trading Symbol	RPMKX
Royce CRK Prospectus | Royce Premier Fund | Consultant Class
Prospectus:
Trading Symbol	RPRCX
Royce CRK Prospectus | Royce Premier Fund | R Class
Prospectus:
Trading Symbol	RPRRX
Royce CRK Prospectus | Royce Premier Fund | K Class
Prospectus:
Trading Symbol	RPRKX
Royce CRK Prospectus | Royce Small-Cap Leaders Fund | R Class
Prospectus:
Trading Symbol	ROHRX
Royce CRK Prospectus | Royce Small-Cap Leaders Fund | K Class
Prospectus:
Trading Symbol	ROHKX
Royce CRK Prospectus | Royce Small-Cap Value Fund | Consultant Class
Prospectus:
Trading Symbol	RVFCX
Royce CRK Prospectus | Royce Small-Cap Value Fund | R Class
Prospectus:
Trading Symbol	RVVRX
Royce CRK Prospectus | Royce Small-Cap Value Fund | K Class
Prospectus:
Trading Symbol	RVFKX
Royce CRK Prospectus | Royce Smaller-Companies Growth Fund | Consultant Class
Prospectus:
Trading Symbol	RVPCX
Royce CRK Prospectus | Royce Smaller-Companies Growth Fund | R Class
Prospectus:
Trading Symbol	RVPRX
Royce CRK Prospectus | Royce Smaller-Companies Growth Fund | K Class
Prospectus:
Trading Symbol	RVPKX
Royce CRK Prospectus | Royce Special Equity Fund | Consultant Class
Prospectus:
Trading Symbol	RSQCX
Royce CRK Prospectus | Royce Special Equity Multi-Cap Fund | Consultant Class
Prospectus:
Trading Symbol	RSMLX
Royce CRK Prospectus | Royce Total Return Fund | Consultant Class
Prospectus:
Trading Symbol	RYTCX
Royce CRK Prospectus | Royce Total Return Fund | R Class
Prospectus:
Trading Symbol	RTRRX
Royce CRK Prospectus | Royce Total Return Fund | K Class
Prospectus:
Trading Symbol	RTRKX
Royce W Class Prospectus | Royce Premier Fund | W Class
Prospectus:
Trading Symbol	RPRWX
Royce W Class Prospectus | Royce Total Return Fund | W Class
Prospectus:
Trading Symbol	RTRWX